Cover	Feb. 14, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On February 17, 2022, Society Pass Incorporated (the ?Company?) filed a Current Report on Form 8-K (the ?Initial Filing?) to report that, among other things, that its indirect subsidiary Push Delivery PTE Ltd., a Republic of Singapore corporation (the ?Buyer") purchased all of the issued and outstanding capital stock of New Retail Experience, Incorporated, a Philippines company d/b/a Pushkart ("Pushkart") pursuant to a Share Purchase Agreement (the "Share Purchase Agreement") dated February 14, 2022 among the Buyer and all of the shareholders of Pushkart (the ?Acquisition?). This Form 8-K/A amends Items 9.01 (a) and 9.01(b) of the Initial Filing to provide the audited and pro forma financial information required by Item 9.01 of Form 8-K that was previously omitted from the Initial Filing as permitted by Items 9.01(a)(3) and 9.01(b)(2). This Form 8-K/A does not amend any other item of the Initial Filing and all other information previously reported in or filed with the Initial Report is hereby incorporated by reference to this Form 8-K/A.
Document Period End Date	Feb. 14, 2022
Entity File Number	001-41037
Entity Registrant Name	SOCIETY PASS INCORPORATED
Entity Central Index Key	0001817511
Entity Tax Identification Number	83-1019155
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	701 South Carson Street Suite 200
Entity Address, City or Town	Carson City
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89701
City Area Code	65
Local Phone Number	6518-9382
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	SOPA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false